DISTRIBUTION OF PROFITS - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reserve Quantities [Line Items]
Balance of legal reserve	$ 31,201,000	$ 31,201,000
Dividends declare or paid in cash	$ 0	$ 0	$ 0
Dividend declared date	Feb. 25, 2014
Melco Crown Macau [Member]
Reserve Quantities [Line Items]
Dividend declared date	Feb. 28, 2014
Dividend approval date	Mar. 21, 2014
Minimum [Member]
Reserve Quantities [Line Items]
Profit after taxation to legal reserve	10.00%
Percentage of legal reserve to share capital	25.00%
Maximum [Member]
Reserve Quantities [Line Items]
Profit after taxation to legal reserve	25.00%
Percentage of legal reserve to share capital	50.00%